CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,764	$ 2,084
Accounts receivable, net of allowance of $3,574 and $1,263, as of March 31, 2025 and March 31, 2024, respectively	10,982	23,757
Prepaid expenses and other current assets, net of allowance of $1 and $0, as of March 31, 2025 and March 31, 2024, respectively	7,581	6,995
Total current assets	21,327	32,836
Property and equipment, net	1,570	3,579
Operating right-of-use assets	9,602	7,318
Deferred tax assets	4,064	1,933
Long-term investments, net of allowance of $76 and $126, as of March 31, 2025 and March 31, 2024, respectively	1,830	1,612
Other assets, net of allowance of $0 and $1, as of March 31, 2025 and March 31, 2024, respectively	1,440	2,129
Total assets	39,833	49,407
Current liabilities:
Accounts payable	8,154	6,616
Accrued compensation and related benefits, current	2,432	3,119
Operating lease liabilities, current	2,543	2,080
Short-term borrowings	6,504	6,778
Forward purchase agreement put option liability	5,034	10,244
Other current liabilities	7,753	9,288
Total current liabilities	32,420	38,125
Long term debt	1,096	1,440
Operating lease liabilities, noncurrent	7,483	5,615
Derivative warrant liabilities	629	1,367
Deferred tax liabilities	139	92
Other liabilities	4,170	3,948
Total liabilities	45,937	50,587
Commitments and contingencies (Note 16)
Redeemable noncontrolling interest	(42)	734
Shareholders’ equity (deficit)
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Net shareholders’ investment and additional paid-in capital	27,203
Less: Common Stock held in treasury at cost; 1,285,392 shares as on March 31, 2025 and 0 shares as on March 31, 2024	(724)
Accumulated other comprehensive loss	(908)	(574)
(Accumulated deficit)	(31,380)	(11,668)
Total Aeries Technology, Inc. shareholders’ equity (deficit)	(5,804)	(12,240)
Noncontrolling interest	(258)	10,326
Total shareholders’ equity (deficit)	(6,062)	(1,914)
Total liabilities, redeemable noncontrolling interest and shareholders’ equity (deficit)	39,833	49,407
Common Class A [Member]
Shareholders’ equity (deficit)
Common Stock, Value, Issued	5	2
Common Class V [Member]
Shareholders’ equity (deficit)
Common Stock, Value, Issued